Post-employment benefits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Post-employment benefits
Note 26 – Post-employment benefits
ITAÚ UNIBANCO HOLDING, through its subsidiaries, sponsors retirement plans for its employees.
Retirement plans are managed by
Closed-end
Private Pension Entities (EFPC) and are closed to new applicants. These entities have an independent structure and manage their plans in accordance with their regulations.
There are three types of retirement plan:

•	Defined Benefit Plans (BD): plans under which scheduled benefits are for predefined amounts, based on salaries and/or length of service of employees, and the cost is actuarially determined;

•
Defined Contribution Plans (CD): plans under which scheduled benefits are at all times adjusted to the balance of the investments made in the name of the participant, including in the benefit concession phase, taking into account net proceeds, amounts contributes and benefits paid; and

•
Variable Contribution Plans (CV): in this type of plan, scheduled benefits combine the characteristics of defined contribution and defined benefit plans, and the benefit is actuarially determined based on the investment accumulated by the participant on the eligibility date.

Below is a list of benefit plans and their modalities:

Entity	Benefit plan	Modality
Itaú Unibanco Foundation – Suplementary Pension – FIU
Supplementary retirement plan
Supplementary Retirement Plan – Flexible Premium Annuity
Franprev benefit plan – PBF
002 benefit plan – PB002
Prebeg benefit plan
UBB PREV defined benefit plan
Benefit Plan II
Itaulam basic plan
Main Retirement Plan Itaú Unibanco
Itaú Defined Benefit Plan
REDECARD Retirement Plan
ITAUCARD Defined Benefit Retirement Plan
Defined Benefit
	Itaubanco Defined Contribution Plan Itaubank Retirement Plan REDECARD Pension Plan	Defined Contribution
	Unibanco Pension Plan Itaulam Supplementary Plan Supplementary Retirement Plan Itaú Unibanco Itaú Defined Contribution Plan REDECARD Supplementary Retirement Plan ITAUCARD Supplementary Retirement Plan	Variable Contribution
FUNBEP Multisponsored Pension Fund	Benefit Plan l Benefit Plan ll	Defined Benefit Variable Contribution
Defined Contribution plans include pension funds consisting of the portions of sponsor’s contributions not included in a participant’s account balance due to loss of eligibility for the benefit, and of monies arising from the migration of retirement plans in defined benefit modality. These funds are used for future contributions to individual participants’ accounts, according to the respective benefit plan regulations.

a) Main Actuarial Assumptions
Actuarial assumptions of demographic and financial nature should reflect the best estimates about the variables that determine the post-employment benefit obligations.
The main demographic assumptions comprise: mortality table and turnover of active participants, while the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2019	12/31/2018
Discount rate (1)	7.64% p.a.	9.72% p.a.
Mortality table (2) Turnover	AT-2000 Itaú Experience 2008/2010 (3)	AT-2000 Itaú Experience 2008/2010 (3)
Future salary growth	4.00% to 7.12 % p.a.	4.00% to 7.12 % p.a.
Growth of the pension fund benefits	4.00 % p.a.	4.00 % p.a.
Inflation	4.00 % p.a.	4.00 % p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit

(1)
Determined based on market yield relating to National Treasury Notes
(NTN-B)
and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – “Society of Actuaries”, that reflect a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.
Retired plans sponsored by foreign subsidiaries – Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. – are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.
b) Risk Management
The EFPCs sponsored by ITAÚ UNIBANCO HOLDING are regulated by the National Council for Complementary Pension (CNPC) and PREVIC, has an Executive Board, Advisory and Tax Councils.
Benefits offered have
long-tem
characteristics and the main factors involved in the management and measurement of their risks are financial risk, inflation risk and demographic risk.
-
Financial Risk –
the actuarial liability is calculated by adopting a discount rate different from rates earned in investments. If real income from plan investments is lower than yield expected, this may give rise to a deficit. To mitigate this risk and assure the capacity to pay long-term benefits, the plans have a significant percentage of fixed-income securities pegged to the plan commitments, aiming at minimizing volatility and risk of mismatch between assets and liabilities. Additionally, adherence tests are carried out in financial assumptions to ensure their adequacy to obligations of respective plans.
- Inflation risk
– a large part of liabilities is pegged to inflation risk, making actuarial liabilities sensitive to increase in rates. To mitigate this risk, the same financial risks mitigation strategies are used.
- Demographic Risk
– plans that have any obligation actuarially assessed are exposed to demographic risk. In the event the mortality tables used are not adherent to the mass of plan participants, a deficit or surplus may arise in actuarial evaluation. To mitigate this risk, adherence tests to demographic assumptions are conducted to ensure their adequacy to liabilities of respective plans.
For purposes of registering in the balance sheet the EFPCs that manage them, actuarial liabilities of plans use discount rate adherent to its asset portfolio and income and expense flows, according to a study prepared by an independent consulting company. The actuarial method used is the aggregate method, through which the plan costing is defined by the difference between its equity coverage and the current value of its future liabilities. Observing the methodology established in the respective actuarial technical note. In the event deficit is verified in the concession period above the settlement limits set forth by the legislation in force, a debt agreement is entered into with the sponsor with financial guarantees.

c) Asset management
The purpose of the management of the funds is the long-term balance between pension assets and liabilities with payment of benefits by exceeding actuarial goals (discount rate plus benefit adjustment index, established in the plan regulations).
Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value		% Allocation
Types	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Fixed income securities	20,672	18,065	90.93%	96.05%
Quoted in an active market	20,366	17,775	89.59%	94.51%
Non quoted in an active market	306	290	1.34%	1.54%
Variable income securities	1,392	24	6.12%	0.13%
Quoted in an active market	1,384	18	6.09%	0.09%
Non quoted in an active market	8	6	0.03%	0.04%
Structured investments	65	59	0.29%	0.31%
Quoted in an active market	—	1	0.00%	0.01%
Non quoted in an active market	65	58	0.29%	0.30%
Real estate	529	578	2.33%	3.07%
Loans to participants	74	82	0.33%	0.44%

Total	22,732	18,808	100.00%	100.00%

The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and of subsidiaries of the latter, with a fair value of R$ 11 (R$ 11 at 12/31/2018), and real estate rented to group companies, with a fair value of R$ 445 (R$ 487 at 12/31/2018).
d) Other post-employment benefits
ITAÚ UNIBANCO HOLDING and its subsidiaries do not have additional liabilities related to post-employment benefits, except in cases arising from maintenance commitments assumed in acquisition agreements occurred over the years, as well as those benefits originated from court decision in the terms and conditions established, in which there is total or partial sponsorship of health care plan for a specific mass of former employees and their beneficiaries. Its costing is actuarially determined so as to ensure coverage maintenance. These plans are closed to new applicants.
Assumptions for discount rate, inflation, mortality table and actuarial method are the same used for retirement plans. In the last 3 years, ITAÚ UNIBANCO HOLDING used the percentage of 8.16% p.a. for medical inflation and the percentage of 3% p.a. for aging factor.
Particularly in other post-employment benefits, there is medical inflation risk associated to increase in medical costs above expectation. To mitigate this risk, the same financial risks mitigation strategies are used.
e) Net amount recognized in the balance sheet

	12/31/2019
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	22,732	1,475	—	24,207
2 - Actuarial liabilities	(19,713)	—	(967)	(20,680)
3 - Asset restriction (*)	(3,761)	(849)	—	(4,610)

4 - Net amount recognized in the balance sheet	(742)	626	(967)	(1,083)

Amount recognized in Assets (Note 18a)	91	626	—	717
Amount recognized in Liabilities (Note 18b)	(833)	—	(967)	(1,800)

	12/31/2018
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	18,808	1,604	—	20,412
2 - Actuarial liabilities	(15,493)	—	(282)	(15,775)
3 - Asset restriction (*)	(3,664)	(939)	—	(4,603)

4 - Net amount recognized in the balance sheet	(349)	665	(282)	34

Amount recognized in Assets (Note 18a)	66	665	—	731
Amount recognized in Liabilities (Note 18b)	(415)	—	(282)	(697)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.

f) Change in the net amount recognized in the balance sheet

	12/31/2019
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

Amounts recognized in income (loss) (1+2+3)	1,769	(1,514)	(355)	(100)	151	(91)	60	(459)	(499)
1 - Cost of current service	—	(75)	—	(75)	—	—	—	—	(75)
2 - Cost of past service	—	—	—	—	—	—	—	(418)	(418)
3 - Net interest (1)	1,769	(1,439)	(355)	(25)	151	(91)	60	(41)	(6)
Amounts recognized in stockholders’ equity (4+5+6)	3,239	(3,884)	258	(387)	(178)	181	3	(261)	(645)
4 - Effects on asset ceiling	—	—	384	384	—	176	176	—	560
5 - Remeasurements (2) (3)	3,245	(3,907)	(126)	(788)	(178)	5	(173)	(261)	(1,222)
6 - Exchange variation	(6)	23	—	17	—	—	—	—	17
Other (7+8+9+10)	(1,084)	1,178	—	94	(102)	—	(102)	35	27
7 - Receipt by allocation of funds	—	—	—	—	—	—	—	—	—
8 - Benefits paid	(1,178)	1,178	—	—	—	—	—	35	35
9 - Contributions and investments from sponsor	84	—	—	84	(102)	—	(102)	—	(18)
10 - Contributions from parcipants	10	—	—	10	—	—	—	—	10

Amounts at end of the period	22,732	(19,713)	(3,761)	(742)	1,475	(849)	626	(967)	(1,083)

	12/31/2018
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345

Amounts recognized in income (loss) (1+2+3)	1,700	(1,454)	(321)	(75)	157	(90)	67	(25)	(33)
1 - Cost of current service	—	(69)	—	(69)	—	—	—	—	(69)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,700	(1,385)	(321)	(6)	157	(90)	67	(25)	36
Amounts recognized in stockholders’ equity (4+5+6)	580	(688)	(126)	(234)	(102)	63	(39)	(19)	(292)
4 - Effects on asset ceiling	—	—	(126)	(126)	—	63	63	—	(63)
5 - Remeasurements (2) (3)	566	(683)	—	(117)	(102)	—	(102)	(19)	(238)
6 - Exchange variation	14	(5)	—	9	—	—	—	—	9
Other (7+8+9+10)	(1,060)	1,140	—	80	(85)	—	(85)	19	14
7 - Receipt by allocation of funds	—	—	—	—	—	—	—	—	—
8 - Benefits paid	(1,140)	1,140	—	—	—	—	—	19	19
9 - Contributions and investments from sponsor	69	—	—	69	(85)	—	(85)	—	(16)
10 - Contributions from parcipants	11	—	—	11	—	—	—	—	11

Amounts at end of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

(1)
Corresponds to the amount calculated at 01/01/2019 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 9.72% p.a.(at 01/01/2018 the rate used was 9.98% p.a.);

(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate;
(3)	The actual return on assets amounted to R$ 5,014 (R$ 2,226 at 12/31/2018).

g) Defined benefit contribution

	Estimated contribution	Contributions made
	2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Retirement plan - FIU	52	45	58
Retiremente plan - FUNBEP	5	8	11

Total	57	53	69

h) Maturity profile of defined benefit liabilities

	Duration (*)	2020	2021	2022	2023	2024	2025 to 2029
Pension plan - FIU	11.89	837	866	894	922	952	5,190
Pension plan - FUNBEP	10.69	425	439	454	469	483	2,582
Other post-employment benefits	9.25	26	26	26	26	26	126

Total		1,288	1,331	1,374	1,417	1,461	7,898

(*)	Average duration of plan’s actuarial liabilities.
i) Sensitivity analysis
To measure the effects of changes in the key assumptions, sensitivity tests were conducted in actuarial liabilities. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus
condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	BD and CV retirement plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)
Interest rate
Increase by 0.5%	(977)	—	319	(36)	—	36
Decrease by 0.5%	1,104	—	(421)	41	—	(41)
Mortality rate
Increase by 5%	(258)	—	88	(13)	—	13
Decrease by 5%	357	—	(94)	17	—	(17)
Medical inflation
Increase by 1%	—	—	—	87	—	(87)
Decrease by 1%	—	—	—	(69)	—	69

(*)	Net of effects of asset ceiling